Note Loans (Covered loans HIP in past due status, non-performing status and accruing loans past-due 90 days or more by loan class) (Parenthetical) (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Covered Loans
Financial Instruments Owned and Pledged as Collateral [Line Items]
Pledged Financial Instruments, Not Separately Reported, Loans Receivable Pledged as Collateral	$ 279